PROPERTY AND EQUIPMENT	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4.PROPERTY AND EQUIPMENT

The following table sets forth the Company’s property and equipment:

(Amounts in 000’s)	Estimated Useful Lives (Years)	March 31, 2022	December 31, 2021
Buildings and improvements	5-40	$65,760	$65,695
Equipment and computer related	2-10	3,284	4,494
Land (1)	—	2,774	2,776
		71,818	72,965
Less: accumulated depreciation and amortization		(22,218)	(22,838)
Property and equipment, net		$49,600	$50,127

(1)	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 7.1 years.

The following table summarizes total depreciation and amortization expense for the three months ended March 31, 2022 and 2021:

	Three Months Ended March 31,
(Amounts in 000’s)	2022	2021
Depreciation	$503	$540
Amortization	110	110
Total depreciation and amortization expense	$613	$650

NOTE 4. PROPERTY AND EQUIPMENT

The following table sets forth the Company’s property and equipment:

(Amounts in 000’s)	Estimated Useful Lives (Years)	June 30, 2022	December 31, 2021
Buildings and improvements	5-40	$65,766	$65,695
Equipment and computer related	2-10	3,141	4,494
Land (1)	—	2,774	2,776
		71,681	72,965
Less: accumulated depreciation and amortization		(22,609)	(22,838)
Property and equipment, net		$49,072	$50,127

(1)	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 6.8 years.

The following table summarizes total depreciation and amortization expense three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in 000’s)	2022	2021	2022	2021
Depreciation	$496	$543	$1,000	$1,083
Amortization	110	109	219	219
Total depreciation and amortization expense	$606	$652	$1,219	$1,302

NOTE 4. PROPERTY AND EQUIPMENT

The following table sets forth the Company’s property and equipment:

(Amounts in 000’s)	Estimated Useful Lives (Years)	September 30, 2022	December 31, 2021
Buildings and improvements	5-40	$65,772	$65,695
Equipment and computer related	2-10	2,852	4,494
Land (1)	—	2,774	2,776
Property and equipment		71,398	72,965
Less: accumulated depreciation and amortization		(22,889)	(22,838)
Property and equipment, net		$48,509	$50,127

(1)	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 6.6 years.

The following table summarizes total depreciation and amortization expense three and nine months ended September 30, 2022 and 2021:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in 000’s)	2022	2021	2022	2021
Depreciation	$490	$542	$1,490	$1,625
Amortization	110	109	329	328
Total depreciation and amortization expense	$600	$651	$1,819	$1,953

NOTE 4. PROPERTY AND EQUIPMENT

The following table sets forth the Company’s property and equipment:

	Estimated Useful	December 31,
(Amounts in 000’s)	Lives (Years)	2021	2020
Buildings and improvements	5 - 40	$65,695	$65,629
Equipment and computer related	2 - 10	4,494	5,139
Land (1)	—	2,776	2,776
Construction in process	—	—	69
		72,965	73,613
Less: accumulated depreciation and amortization		(22,838)	(21,080)
Property and equipment, net		$50,127	$52,533

(1)	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 7 years.

During the twelve months ended December 31, 2021, and the twelve months ended December 31, 2020, the Company recorded no impairments in property and equipment.

The following table summarizes total depreciation and amortization for the twelve months ended December 31, 2021, and 2020:

	December 31,
Amounts in (000’s)	2021	2020
Depreciation	$2,153	$2,175
Amortization	438	719
Total depreciation and amortization	$2,591	$2,894